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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05
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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


 PAR                                                                                                      CURRENT
AMOUNT                                                                                     MATURITY        YIELD        AMORTIZED
(000)   DESCRIPTION                                                                         DATE        AT 09-30-05       COST
        MUNICIPAL BONDS    100.1%
        7 DAY FLOATERS    50.7%
$ 800   Broward Cnty, FL Ed Facs Auth City Coll Proj
        (LOC: Citibank)                                                                    10/07/05         2.750 %    $   800,000
  800   Charlotte, NC Ctfs Partn Convention Fac Proj
        Ser B Rfdg                                                                         10/07/05         2.800          800,000
  800   Franklin Cnty, TN Hlth & Ed Fac Univ of the South
        (LOC: SunTrust Bank)                                                               10/07/05         2.750          800,000
  800   Fulton Cnty, GA Dev Auth Rev Pace Academy Inc Proj
        (LOC: Bank of America)                                                             10/07/05         2.750          800,000
  800   Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr Mfg Proj
        Ser A                                                                              10/07/05         2.800          800,000
  455   Illinois Hsg Dev Auth Multi Family Rev Hsg Vlg Center Proj
        (LOC: Fifth Third Bank)                                                            10/07/05         2.750          455,000
  800   Maryland St Trans Auth Baltimore/Washington DC Arpt Ser A
        (LOC: State Street Bank & Trust)                                                   10/07/05         2.730          800,000
  800   Medical Ctr Hosp Auth GA Rev Adj Spring Harbor at Green Island
        (LOC: Bank of Scotland)                                                            10/07/05         2.750          800,000
  700   North Miami, FL Ed Fac Rev Miami Cntry Day Sch Proj
        (LOC: Bank of America)                                                             10/07/05         2.800          700,000
  775   Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj
        (LOC: Northern Trust Co)                                                           10/07/05         2.790          775,000
  465   Quad Cities, IL Regl Econ Dev Auth IL Indl Dev Rev Seaberg Inds
        Inc Proj (LOC: Wells Fargo                                                         10/07/05         2.980          465,000
  800   Washington St Hsg Fin Comm Multi-Family Mtg Rev
        (LOC: Harris Trust & Savings Bank)                                                 10/07/05         2.800          800,000
                                                                                                                       -----------
       TOTAL 7 DAY FLOATERS                                                                                              8,795,000
                                                                                                                       -----------
        DAILY VARIABLE RATE SECURITIES    28.2%
  500   Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp Scott & White 2001 Ser 2
        (MBIA Insd)                                                                        10/01/05         2.810          500,000
  500   Clark Cnty, NV Sch Dist Ser B (FSA Insd)                                           10/01/05         2.900          500,000
  300   Delaware Cnty, PA Indl Dev Auth Arpt Fac Rev Dates
        United Parcel Svc Proj                                                             10/01/05         2.870          300,000
  630   Farmington, NM Pollutn Ctl Rev AZ Pub Svc Co Ser B Rfdg
        (LOC: Barclays Bank)                                                               10/01/05         2.800          630,000
  600   Harris Cnty, TX Hlth Fac Dev Corp The Methodist Sys Ser B Rfdg                     10/01/05         2.810          600,000
  550   Illnois Fin Auth Rev Northwestern Mem Ser B1                                       10/01/05         2.810          550,000
  500   Nebraska Ed Fin Auth Rev Creighton Univ Proj (AMBAC Insd)                          10/01/05         2.800          500,000
  700   Pitkin Cnty, CO Indl Dev Rev Aspen Skiing Co Proj Ser A Rfdg
        (LOC: JP Morgan Chase)                                                             10/01/05         2.810          700,000
  600   Uinta Cnty, WY Pollutn Ctl Rev Chevron USA Inc Proj                                10/01/05         2.800          600,000
                                                                                                                       -----------
        TOTAL DAILY VARIABLE RATE SECURITIES (a)                                                                         4,880,000
                                                                                                                       -----------

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
 PAR                                                                                                     YIELD ON
AMOUNT                                                                                       MATURITY    DATE OF        AMORTIZED
(000)      DESCRIPTION                                                                         DATE      PURCHASE         COST
           BONDS/NOTES    9.3%
  800      Cobb Cnty, Ga Sch Dist                                                            12/30/05       3.000           800,431
  800      Pioneer Valley Trans Auth MA Rev                                                  08/03/06       2.020           805,853
                                                                                                                      -------------
           TOTAL BONDS/NOTES                                                                                              1,606,284
                                                                                                                      -------------

           COMMERCIAL PAPER    7.3%
  500      Austin, TX Util Sys Rev (LOC: JP Morgan Chase Bank)                               10/12/05       2.610           500,000
  770      City of Chicago Wtr Sys (LOC: BNP Paribas San Francisco)                          05/12/06       3.020           770,000
                                                                                                                      -------------
           TOTAL COMMERCIAL PAPER                                                                                         1,270,000
                                                                                                                      -------------

           PUT OPTION BOND    4.6%
  800      Plaquemines, LA Port Hbr & Term Dist Port Fac Rev Chevron Pipe Line Co            09/01/08       3.750           800,000
                                                                                                                      -------------


           TOTAL INVESTMENTS    100.1% (B)                                                                               17,351,284

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                                  (18,464)
                                                                                                                      -------------

                 NET ASSETS    100.0%                                                                                 $  17,332,820
                                                                                                                      =============


Percentages are calculated as a percentage of net assets.

(a) Securities include a put feature allowing the Fund to periodically put the securities back to the issuer at amortized cost on specified dates. The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset dates. The maturity date shown represents the next reset date.

(b) At September 30, 2005, cost is identical for both book and federal income tax purposes.

AMBAC - AMBAC Indemnity Corp.

FSA  -  Financial Security Assurance Inc.

LOC  -  Letter of Credit

MBIA -  Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005